OPERATING SEGMENTS	12 Months Ended
Jun. 30, 2023
Disclosure of operating segments [abstract]
OPERATING SEGMENTS

23	OPERATING SEGMENTS

ACCOUNTING POLICIES
Operating segments are reported in a manner consistent with internal reports that the Group’s chief operating decision maker (“CODM”) reviews regularly in allocating resources and assessing performance of operating segments. The CODM has been identified as the Group’s Executive Committee. The Group has one material revenue stream, the sale of gold. To identify operating segments, management reviewed various factors, including operational structure and mining infrastructure. It was determined that an operating segment consists of a single or multiple metallurgical plants and reclamation sites that, together with its tailings storage facility, is capable of operating independently.
When assessing profitability, the CODM considers, inter alia, the revenue and cash operating costs of each segment. The net of these amounts is the segment operating profit or loss. Therefore, segment operating profit has been disclosed as the primary measure of profit or loss. The CODM also considers the additions to property, plant and equipment.

The Group has one material revenue stream, the sale of gold. The following summary describes the operations in the Group’s reportable operating segments:
Ergo is a surface gold retreatment operation which treats old slime dams and sand dumps to the south of Johannesburg’s central business district as well as the East and Central Rand goldfields. The operation comprises three plants. The Ergo plant continues to operate as a metallurgical plant. The Knights plant was reconfigured from an operating metallurgical plant to operate as a pump/milling station from April 1, 2023. The City Deep plant continues to operate as a pump/milling station feeding the metallurgical plant.
FWGR is a surface gold retreatment operation which treats old slime dams in the West Rand goldfields. The operation comprises the Driefontein 2 plant and relevant infrastructure to process tailings from the Driefontein 5 and 3 slimes dam and deposit residues on the Driefontein 4 Tailings Storage Facility.
Corporate office and other reconciling items (collectively referred to as "Other reconciling items") represent the items to reconcile to consolidated financial statements. This does not represent a separate segment as it does not generate mining revenue.

23	OPERATING SEGMENTS continued

	Ergo	FWGR	Other reconciling items	Total
2023
Amounts in R million

Revenue (External)	4,108.6	1,387.7	—	5,496.3
Cash operating costs	(3,183.2)	(504.9)	—	(3,688.1)
Movement in gold in process and finished inventories - Gold Bullion	(1.8)	12.6	—	10.8
Segment operating profit	923.6	895.4	—	1,819.0

Additions to property, plant and equipment	(816.0)	(209.8)	(5.1)	(1,030.9)

Reconciliation of segment operating profit to profit after tax
Segment operating profit	923.6	895.4	—	1,819.0
Deprecation	(120.6)	(95.8)	(1.1)	(217.5)
Change in estimate of environmental rehabilitation recognised in profit or loss	6.2	—	0.9	7.1
Ongoing rehabilitation expenditure	(24.7)	(1.7)	(0.4)	(26.8)
Care and maintenance	—	—	(0.4)	(0.4)
Other operating costs	3.9	—	—	3.9
Other income	0.1	10.2	0.1	10.4
Administration expenses and other costs	(8.3)	(2.9)	(161.7)	(172.9)
Finance income	34.4	31.8	268.1	334.3
Finance expense	(58.7)	(9.7)	(2.3)	(70.7)
Current tax	(51.1)	(201.9)	(33.3)	(286.3)
Deferred tax	(73.8)	(47.9)	3.0	(118.7)
Profit after tax	631.0	577.5	72.9	1,281.4

Reconciliation of cost of sales to cash operating costs
Cost of sales	(3,320.2)	(589.8)	(1.0)	(3,911.0)
Deprecation	120.6	95.8	1.1	217.5
Change in estimate of environmental rehabilitation recognised in profit or loss	(6.2)	—	(0.9)	(7.1)
Movement in gold in process and finished inventories - Gold Bullion	1.8	(12.6)	—	(10.8)
Ongoing rehabilitation expenditure	24.7	1.7	0.4	26.8
Care and maintenance	—	—	0.4	0.4
Other operating costs	(3.9)	—	—	(3.9)
Cash operating costs	(3,183.2)	(504.9)	—	(3,688.1)

23	OPERATING SEGMENTS continued

	Ergo	FWGR	Other reconciling items	Total
2022
Amounts in R million

Revenue (External)	3,704.9	1,413.6	—	5,118.5
Cash operating costs	(3,009.8)	(454.0)	—	(3,463.8)
Movement in gold in process and finished inventories - Gold Bullion	35.2	(4.8)	—	30.4
Segment operating profit	730.3	954.8	—	1,685.1

Additions to property, plant and equipment	(436.2)	(162.2)	—	(598.4)

Reconciliation of segment operating profit to profit after tax
Segment operating profit	730.3	954.8	—	1,685.1
Deprecation	(134.5)	(131.6)	(1.5)	(267.6)
Change in estimate of environmental rehabilitation recognised in profit or loss	2.3	—	(0.1)	2.2
Ongoing rehabilitation expenditure	(30.1)	(1.5)	—	(31.6)
Care and maintenance	—	—	(5.9)	(5.9)
Other operating costs	(4.9)	(0.2)	(0.1)	(5.2)
Other income	70.1	21.2	—	91.3
Administration expenses and other costs	(7.7)	(13.8)	(139.7)	(161.2)
Finance income	22.4	19.0	184.4	225.8
Finance expense	(58.8)	(10.8)	(5.2)	(74.8)
Current tax	(12.9)	(237.3)	(11.4)	(261.6)
Deferred tax	(45.3)	(29.6)	2.2	(72.7)
Profit after tax	530.9	570.2	22.7	1,123.8

Reconciliation of cost of sales to cash operating costs
Cost of sales	(3,141.8)	(592.1)	(7.6)	(3,741.5)
Deprecation	134.5	131.6	1.5	267.6
Change in estimate of environmental rehabilitation recognised in profit or loss	(2.3)	—	0.1	(2.2)
Movement in gold in process and finished inventories - Gold Bullion	(35.2)	4.8	—	(30.4)
Ongoing rehabilitation expenditure	30.1	1.5	—	31.6
Care and maintenance	—	—	5.9	5.9
Other operating costs	4.9	0.2	0.1	5.2
Cash operating costs	(3,009.8)	(454.0)	—	(3,463.8)

23	OPERATING SEGMENTS continued

	Ergo	FWGR	Other reconciling items	Total
2021
Amounts in R million

Revenue (External)	3,943.0	1,326.0	—	5,269.0
Cash operating costs	(2,666.5)	(406.2)	—	(3,072.7)
Movement in gold in process and finished inventories - Gold Bullion	(31.9)	6.3	—	(25.6)
Segment operating profit	1,244.6	926.1	—	2,170.7

Additions to property, plant and equipment	(250.9)	(143.3)	(1.5)	(395.7)

Reconciliation of segment operating profit to profit after tax
Segment operating profit	1,244.6	926.1	—	2,170.7
Deprecation	(135.6)	(115.6)	(1.3)	(252.5)
Change in estimate of environmental rehabilitation recognised in profit or loss	7.2	—	5.2	12.4
Ongoing rehabilitation expenditure	(46.6)	(1.7)	—	(48.3)
Care and maintenance	—	—	(3.9)	(3.9)
Other operating costs	2.4	—	—	2.4
Other income	0.1	—	—	0.1
Administration expenses and other costs	15.0	1.8	(80.8)	(64.0)
Finance income	21.0	17.2	178.0	216.2
Finance expense	(45.8)	(9.8)	(13.9)	(69.5)
Current tax	(196.1)	(227.6)	—	(423.7)
Deferred tax	(66.6)	(37.4)	4.0	(100.0)
Profit after tax	799.6	553.0	87.3	1,439.9

Reconciliation of cost of sales to cash operating costs
Cost of sales	(2,871.0)	(517.2)	—	(3,388.2)
Deprecation	135.6	115.6	1.3	252.5
Change in estimate of environmental rehabilitation recognised in profit or loss	(7.2)	—	(5.2)	(12.4)
Movement in gold in process and finished inventories - Gold Bullion	31.9	(6.3)	—	25.6
Ongoing rehabilitation expenditure	46.6	1.7	—	48.3
Care and maintenance	-	-	3.9	3.9
Other operating costs	(2.4)	—	—	(2.4)
Cash operating costs	(2,666.5)	(406.2)	—	(3,072.7)